SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
Sep. 30, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Beginning Balance	380,000
Granted	160,000
Ending Balance	540,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.25
Weighted average exercise price grant | $ / shares	5.91
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 2.63
Equity settled [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	380,000
Granted	160,000
Ending Balance	540,000
Cash settled [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	0
Granted	0
Ending Balance	0